Shareholder Report, Line Graph (Details) 195392_Muzinich Flexible U.S. High Yield income Fund_Supra Institutional Class_TSR Annual {Supra Institutional Class} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2025
Supra Institutional Class
Account Value [Line Items]
Accumulated Value	$ 7,403,487	$ 6,877,372	$ 6,253,520	$ 7,075,302	$ 6,775,278	$ 6,343,000	$ 5,578,459	$ 5,726,778	$ 5,387,210	$ 5,000,000	$ 8,016,114
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	5,517,339	5,449,211	5,163,717	5,935,998	6,028,968	5,607,996	5,158,357	5,157,771	4,981,340	5,000,000	$ 5,920,155
ICE BofA 1-5 Year BB-B US Cash Pay High Yield Constrained Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA 1-5 Year BB-B US Cash Pay High Yield Constrained Total Return Index
Accumulated Value	7,950,886	7,425,004	6,655,360	7,038,692	6,711,015	6,480,357	5,839,014	5,799,978	5,504,117	5,000,000	$ 8,572,392
ICE BofA BB-B U.S.Cash Pay High Yield Constrained Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA BB-B U.S.Cash Pay High Yield Constrained Index (USD)
Accumulated Value	$ 8,033,915	$ 7,514,746	$ 6,671,965	$ 7,458,196	$ 7,131,857	$ 6,708,181	$ 5,828,875	$ 5,950,130	$ 5,561,977	$ 5,000,000	$ 8,737,997